Intangible assets and goodwill	6 Months Ended
Jun. 30, 2026
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets for the six months ended June 30, 2026 and 2025 are as follows (in thousands):

	June 30, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Acquisition	—	5	—	—	—	—	$5
Amortization	—	(61)	(1,225)	(385)	(549)	(2,034)	$(4,254)
Translation differences	(1,392)	(13)	(110)	(175)	(94)	(872)	$(2,656)
Ending balance	$425,267	$35,386	$3,194	$5,521	$2,842	$27,410	$499,620

	June 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Amortization	—	(2)	(1,149)	(361)	(7)	(48)	(1,567)
Translation differences	1,885	1	693	733	3	39	3,354
Ending balance	$397,689	$35,008	$5,741	$6,444	$24	$351	$445,257